Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 3,315	$ 1,845	$ 0
Employee severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,900	1,800
Unpaid restructuring charges	$ 600	$ 500